Average Annual Total Returns			12 Months Ended	19 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%	8.03%
MSCI Emerging Markets IndexSM[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.50%	8.23%
No Class
Prospectus [Line Items]
Average Annual Return, Percent			2.15%	6.50%
Performance Inception Date		Jun. 07, 2023
No Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.77%	5.11%
No Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.91%	4.63%

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.